Property, Plant and Equipment (Share of Jointly-Owned Power Stations) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Millstone Unit [Member]
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	93.50%	[1]
Plant in service	$ 1,217	[1]
Accumulated depreciation	(381)	[1]
Nuclear fuel	552	[1]
Accumulated amortization of nuclear fuel	(427)	[1]
Plant under construction	$ 68	[1]
Virginia Electric and Power Company | Bath Country Pumped Storage Station [Member]
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	60.00%	[2]
Plant in service	$ 1,059	[2]
Accumulated depreciation	(612)	[2]
Plant under construction	$ 2	[2]
Virginia Electric and Power Company | North Anna
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	88.40%	[2]
Plant in service	$ 2,504	[2]
Accumulated depreciation	(1,263)	[2]
Nuclear fuel	745	[2]
Accumulated amortization of nuclear fuel	(607)	[2]
Plant under construction	$ 92	[2]
Virginia Electric and Power Company | Clover Power Station [Member]
Jointly Owned Utility Plant Interests [Line Items]
Ownership interest	50.00%	[2]
Plant in service	$ 589	[2]
Accumulated depreciation	(231)	[2]
Plant under construction	$ 6	[2]

[1]	Unit jointly owned by Dominion Energy.
[2]	Units jointly owned by Virginia Power.